                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-07921
                                  ----------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
           (Address of principal executive offices)        (Zip code)

BISYS Fund Services, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-227-7264
                                                    ------------

Date of fiscal year end:   03/31/06
                        --------------------

Date of reporting period:  09/30/05
                         -------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

THE BJURMAN, BARRY FUNDS

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

To Our Shareholders:

Stocks rose for the six months ended September 30, 2005 even as oil prices reached 22-year highs. Fueled by encouraging corporate earnings and positive economic data, the stock market erased earlier first quarter losses, rallying past the levels seen at the end of 2004 and setting a new high for the year in August. However, stocks retreated amid heavy volatility and finished the third quarter slightly below August's high.

The up and down moves of late reflect the market's increased uncertainty about the shape of the economy, stemming from the prospect of massive hurricane damages, record high crude oil prices and the Federal Reserve's commitment to fighting inflation through interest rate hikes. The devastation caused by hurricanes Katrina and Rita further lifted the prices of crude oil and oil-based commodities, worrying investors as rising gasoline prices and potential interest rate increases can slow down consumer spending and business investment.

The immediate effects of such concerns have been seen in the retail and the consumer sectors' stocks, which led the market during the second quarter but have heavily underperformed since. Among the best performing sectors for the period were energy, health care, and utilities.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND returned +9.60% versus +10.02% for the Russell 2000(R) Growth Index for the six months ended September 30, 2005. Even though the Fund had a heavier weighting in the health care sector and better issue selection relative to the index, its relative performance was lessened due to an underweighting in the leading energy stocks for the period.

THE BJURMAN, BARRY MID CAP GROWTH FUND returned +11.32% versus +10.21% for the Russell MidCap(R) Growth Index for the six months ended September 30, 2005. Overweighting in the best performing energy and utilities sectors and underweighting the lagging consumer and retail sectors contributed positively to its performance.

THE BJURMAN, BARRY SMALL CAP GROWTH FUND returned +10.00% versus +10.02% for the Russell 2000(R) Growth Index for the six months ended September 30, 2005. The Fund had heavier weightings in the health care and utilities sectors, and better selection returns relative to the index. However, a low weighting in the prominent energy stocks lessened its return.

Small and medium capitalization stocks outpaced the broader market, and growth outperformed value for the period. For the year, stock market gains have been very limited, with most major indexes little changed. Corporate profits, conversely, have been strong, pointing to a stock market with relatively low valuations and strong fundamentals. We continue to focus our efforts in identifying the fastest-growing companies with the respective Fund's investment objective whose stock prices we believe remain undervalued.

The aftermath of the devastating hurricanes on the economy has yet to be entirely seen. We believe there is little doubt that its effects will reduce economic growth in the short-term. However, the economy and financial markets have shown to be extremely resilient and the storms, while catastrophic, are unlikely to derail the current expansion. We believe the excessively high oil prices, while a credible inflationary threat, have the characteristics of an unsustainable spike and are unlikely long-term.

O. Thomas Barry III

O. Thomas Barry III, CFA, CIC
Co-President and Portfolio Manager

 Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-227-7264 or visit The Bjurman, Barry Funds' website on the Internet at www.bjurmanbarry.com.

THE BJURMAN, BARRY FUNDS

REPRESENTATION OF PORTFOLIO OF INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

The illustrations below provide the sector allocations for The Bjurman, Barry Funds.(1)

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------


SECTOR ALLOCATION (% OF VALUE)
Health Care                                                     24.8
Electronic Technology                                           24.5
Commercial/Industrial Services                                   9.1
Consumer Non-Durables                                            7.5
Producer Manufacturing                                           7.1
Basic Materials                                                  6.2
Finance                                                          4.7
Retail                                                           4.4
Consumer Durables                                                3.3
Consumer Services                                                2.8
Utilities                                                        2.5
Energy                                                           2.2
Miscellaneous                                                    0.7
Transportation                                                   0.2
                                                               -----
TOTAL                                                          100.0
                                                               =====




                                                                       PIE CHART
THE BJURMAN, BARRY MID CAP GROWTH FUND
--------------------------------------------------------------------------------


SECTOR ALLOCATION (% OF VALUE)
Electronic Technology                                           22.9
Energy                                                          20.3
Health Care                                                     12.8
Utilities                                                        9.5
Consumer Non-Durables                                            6.0
Finance                                                          5.0
Producer Manufacturing                                           5.0
Retail                                                           4.1
Transportation                                                   3.6
Basic Materials                                                  3.0
Commercial/Industrial Services                                   2.8
Consumer Durables                                                2.8
Consumer Services                                                1.7
Miscellaneous                                                    0.5
                                                               -----
TOTAL                                                          100.0
                                                               =====




                                                                       PIE CHART
THE BJURMAN, BARRY SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------


SECTOR ALLOCATION (% OF VALUE)
Health Care                                                     27.6
Electronic Technology                                           20.3
Commercial/Industrial Services                                  13.1
Retail                                                           8.7
Producer Manufacturing                                           8.4
Energy                                                           6.7
Consumer Non-Durables                                            3.8
Consumer Services                                                3.6
Basic Materials                                                  3.1
Finance                                                          2.4
Utilities                                                        2.3
                                                               -----
TOTAL                                                          100.0
                                                               =====




                                                                       PIE CHART

(1)The composition of the each Fund's portfolio is subject to change.

THE BJURMAN, BARRY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BJURMAN, BARRY   BJURMAN, BARRY   BJURMAN, BARRY
                                                          MICRO-CAP         MID CAP         SMALL CAP
                                                         GROWTH FUND      GROWTH FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost.................................  $  426,667,118   $    6,429,303   $   38,654,860
                                                        ==============   ==============   ==============
  At value(A).........................................  $  692,218,890   $    8,496,841   $   45,077,669
Cash..................................................              --           11,050           69,692
Interest and dividends receivable.....................         293,820              628            7,069
Receivable for securities sold........................       3,508,491           64,344        1,507,854
Other assets..........................................          56,280            1,329           15,125
                                                        --------------   --------------   --------------
  TOTAL ASSETS........................................     696,077,481        8,574,192       46,677,409
                                                        --------------   --------------   --------------
LIABILITIES
Bank overdraft........................................         749,499               --               --
Payable for capital shares redeemed...................          10,754               --           19,084
Payable for securities purchased......................          40,089           62,070        1,475,235
Payable for collateral received on securities
  loaned..............................................     126,247,414          887,066        8,167,594
Accrued expenses and other payables:
  Adviser fees........................................         462,535            5,731           37,309
  Administration fees.................................          19,876               --               --
  Distribution fees...................................         101,135              676            8,472
  Fund accounting fees................................          12,598            3,750            2,233
  Transfer agent fees.................................          40,652           17,666           32,523
  Trustees' fees......................................          11,425            1,194            4,479
  Other fees..........................................         236,501           35,715           40,969
                                                        --------------   --------------   --------------
  TOTAL LIABILITIES...................................     127,932,478        1,013,868        9,787,898
                                                        --------------   --------------   --------------
NET ASSETS............................................  $  568,145,003   $    7,560,324   $   36,889,511
                                                        ==============   ==============   ==============
NET ASSETS CONSIST OF
Paid-in capital.......................................  $  241,675,439   $    6,010,520   $   44,821,507
Accumulated net investment loss.......................      (2,513,076)         (38,380)        (289,813)
Accumulated net realized gains (losses) from security
  transactions........................................      63,430,868         (479,354)     (14,064,992)
Net unrealized appreciation on investments............     265,551,772        2,067,538        6,422,809
                                                        --------------   --------------   --------------
  NET ASSETS..........................................  $  568,145,003   $    7,560,324   $   36,889,511
                                                        ==============   ==============   ==============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value)..........      17,634,473          640,502        2,703,262
                                                        ==============   ==============   ==============
Net asset value, offering price and redemption price
  per share...........................................  $        32.22   $        11.80   $        13.64
                                                        ==============   ==============   ==============

(A) Includes securities on loan of $126,247,414, $887,066, and $8,167,594 for the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund, and Bjurman, Barry Small Cap Growth Fund, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        BJURMAN, BARRY   BJURMAN, BARRY   BJURMAN, BARRY
                                                          MICRO-CAP         MID CAP         SMALL CAP
                                                         GROWTH FUND      GROWTH FUND      GROWTH FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends...........................................  $      906,234   $       22,596   $       46,837
  Income from securities loaned.......................         712,995              333           20,768
                                                        --------------   --------------   --------------
TOTAL INVESTMENT INCOME...............................       1,619,229           22,929           67,605
                                                        --------------   --------------   --------------
EXPENSES
  Investment advisory fees............................       2,698,436           35,877          199,120
  Distribution fees...................................         674,607            8,969           49,780
  Administration fees.................................         219,546            6,917           20,078
  Fund accounting fees................................          31,605           12,537           10,537
  Transfer agent fees.................................          70,715           20,212           43,119
  Registration fees...................................          19,540           19,383           12,492
  Reports to shareholders fees........................          68,483           11,361            5,751
  Trustees' fees......................................          27,173              500            1,212
  Other fees..........................................         322,200           22,422           54,762
                                                        --------------   --------------   --------------
TOTAL EXPENSES........................................       4,132,305          138,178          396,851
  Fees waived by the Adviser..........................              --          (35,877)         (45,592)
  Fees reimbursed by the Adviser......................              --          (43,376)              --
                                                        --------------   --------------   --------------
NET EXPENSES..........................................       4,132,305           58,925          351,259
                                                        --------------   --------------   --------------
NET INVESTMENT LOSS...................................      (2,513,076)         (35,996)        (283,654)
                                                        --------------   --------------   --------------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions.......      10,148,133          395,087        2,835,565
  Net change in unrealized appreciation/depreciation
    on investments....................................      40,839,998          413,470        1,160,784
                                                        --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS......      50,988,131          808,557        3,996,349
                                                        --------------   --------------   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS............  $   48,475,055   $      772,561   $    3,712,695
                                                        ==============   ==============   ==============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                               BJURMAN, BARRY                 BJURMAN, BARRY                BJURMAN, BARRY
                                                 MICRO-CAP                       MID CAP                       SMALL CAP
                                                GROWTH FUND                    GROWTH FUND                    GROWTH FUND
                                        -----------------------------------------------------------------------------------------
                                         SIX MONTHS                     SIX MONTHS                     SIX MONTHS
                                            ENDED           YEAR           ENDED           YEAR          ENDED           YEAR
                                        SEPTEMBER 30,      ENDED       SEPTEMBER 30,      ENDED       SEPTEMBER 30      ENDED
                                            2005         MARCH 31,         2005         MARCH 31,         2005        MARCH 31,
                                         (UNAUDITED)        2005        (UNAUDITED)        2005       (UNAUDITED)        2005
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
 Net investment loss..................  $ (2,513,076)   $ (7,354,685)  $    (35,996)   $   (126,378)  $   (283,654)  $   (961,226)
 Net realized gains (losses) from
   security transactions..............    10,148,133      72,578,277        395,087         997,397      2,835,565    (10,423,668)
 Net change in unrealized
   appreciation/depreciation on
   investments........................    40,839,998     (95,204,175)       413,470          46,938      1,160,784     (1,941,775)
                                        ------------    ------------   ------------    ------------   ------------   ------------
Net increase (decrease) in net assets
 from operations......................    48,475,055     (29,980,583)       772,561         917,957      3,712,695    (13,326,669)
                                        ------------    ------------   ------------    ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
 From net realized gains from security
   transactions.......................            --     (78,549,941)            --              --             --             --
                                        ------------    ------------   ------------    ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS
 Proceeds from shares sold............    50,253,068      60,123,531        407,244       4,827,733      1,865,742     29,043,192
 Net asset value of shares issued in
   reinvestment of distributions to
   shareholders.......................            --      76,365,909             --              --             --             --
 Payments for shares redeemed(A)......   (78,085,768)   (302,604,721)      (837,967)     (8,872,855)   (13,308,263)   (80,972,829)
                                        ------------    ------------   ------------    ------------   ------------   ------------
Net decrease in net assets from
 capital share transactions...........   (27,832,700)   (166,115,281)      (430,723)     (4,045,122)   (11,442,521)   (51,929,637)
                                        ------------    ------------   ------------    ------------   ------------   ------------
TOTAL INCREASE (DECREASE) IN NET
 ASSETS...............................    20,642,355    (274,645,805)       341,838      (3,127,165)    (7,729,826)   (65,256,306)
NET ASSETS
 Beginning of period..................   547,502,648     822,148,453      7,218,486      10,345,651     44,619,337    109,875,643
                                        ------------    ------------   ------------    ------------   ------------   ------------
 End of period........................  $568,145,003    $547,502,648   $  7,560,324    $  7,218,486   $ 36,889,511   $ 44,619,337
                                        ============    ============   ============    ============   ============   ============
ACCUMULATED NET INVESTMENT LOSS.......  $ (2,513,076)   $         --   $    (38,380)   $     (2,384)  $   (289,813)  $     (6,159)
                                        ------------    ------------   ------------    ------------   ------------   ------------
CAPITAL SHARE ACTIVITY
 Shares sold..........................     1,600,513       1,922,809         37,091         512,106        144,736      2,270,598
 Shares reinvested....................            --       2,586,045             --              --             --             --
 Shares redeemed......................    (2,596,448)     (9,950,250)       (77,343)       (888,195)    (1,039,495)    (6,504,054)
                                        ------------    ------------   ------------    ------------   ------------   ------------
 Net decrease in shares outstanding...      (995,935)     (5,441,396)       (40,252)       (376,089)      (894,759)    (4,233,456)
 Shares outstanding, beginning of
   period.............................    18,630,408      24,071,804        680,754       1,056,843      3,598,021      7,831,477
                                        ------------    ------------   ------------    ------------   ------------   ------------
 Shares outstanding, end of period....    17,634,473      18,630,408        640,502         680,754      2,703,262      3,598,021
                                        ============    ============   ============    ============   ============   ============

(A) The cost of shares redeemed is net of the 2% redemption fee on fund shares which have been held 60 days or less. For the Bjurman, Barry Micro-Cap Growth Fund, Bjurman, Barry Mid Cap Growth Fund, and Bjurman, Barry Small Cap Growth Fund the fees for the six months ended September 30, 2005 were $2,193, $120, and $1,400, respectively, and for the year ended March 31, 2005, these fees were $8,411, $325, and $14,208, respectively.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

BJURMAN, BARRY MICRO-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED                   YEAR             YEAR             YEAR             YEAR
                                   SEPTEMBER 30,              ENDED            ENDED            ENDED            ENDED
                                       2005                 MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
                                    (UNAUDITED)                2005             2004             2003           2002(A)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of
 period..........................  $      29.39            $      34.15     $      19.72     $      24.94     $      18.87
                                   ------------            ------------     ------------     ------------     ------------
Income (loss) from operations:
 Net investment loss.............         (0.14)                  (0.39)           (0.39)           (0.19)           (0.32)
 Net realized and unrealized
   gains (losses) on
   investments...................          2.97                   (0.24)           14.82            (5.03)            6.39
                                   ------------            ------------     ------------     ------------     ------------
Total from investment
 operations......................          2.83                   (0.63)           14.43            (5.22)            6.07
                                   ------------            ------------     ------------     ------------     ------------
Less Distributions:
 Distributions from net realized
   gains.........................            --                   (4.13)              --               --               --
                                   ------------            ------------     ------------     ------------     ------------
Paid-in capital from redemption
 fees............................            --(B)                   --(B)            --               --               --
                                   ------------            ------------     ------------     ------------     ------------
Net asset value at end of
 period..........................  $      32.22            $      29.39     $      34.15     $      19.72     $      24.94
                                   ============            ============     ============     ============     ============
Total return.....................         9.60%(C)               (1.90%)          73.17%          (20.91%)          32.11%
                                   ============            ============     ============     ============     ============
Net assets at end of period
 (000's).........................  $    568,145            $    547,503     $    822,148     $    403,896     $    299,127
                                   ============            ============     ============     ============     ============
Ratio of net expenses to average
 net assets......................         1.53%(D)                1.54%            1.46%            1.59%            1.80%
Ratio of total expenses to
 average net assets..............         1.53%(D)                1.54%            1.46%            1.59%            1.80%(E)
Ratio of net investment loss to
 average net assets..............        (0.93%)(D)              (1.14%)          (1.19%)          (1.16%)          (1.40%)
Portfolio turnover rate..........           19%                     28%              65%              54%             105%


                                       YEAR
                                      ENDED
                                    MARCH 31,
                                     2001(A)
---------------------------------  ------------
Net asset value at beginning of
 period..........................  $      20.36
                                   ------------
Income (loss) from operations:
 Net investment loss.............         (0.10)
 Net realized and unrealized
   gains (losses) on
   investments...................         (0.05)
                                   ------------
Total from investment
 operations......................         (0.15)
                                   ------------
Less Distributions:
 Distributions from net realized
   gains.........................         (1.34)
                                   ------------
Paid-in capital from redemption
 fees............................            --
                                   ------------
Net asset value at end of
 period..........................  $      18.87
                                   ============
Total return.....................        (0.65%)
                                   ============
Net assets at end of period
 (000's).........................  $    167,005
                                   ============
Ratio of net expenses to average
 net assets......................         1.80%
Ratio of total expenses to
 average net assets..............         1.80%(E)
Ratio of net investment loss to
 average net assets..............        (1.05%)
Portfolio turnover rate..........          159%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002, and paid on June 27, 2002, to shareholders of record on June 26, 2002.

(B) Amount rounds to less than $0.005.

(C) Not annualized.

(D) Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

BJURMAN, BARRY MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED            YEAR           YEAR           YEAR            PERIOD
                                                   SEPTEMBER 30,       ENDED          ENDED          ENDED            ENDED
                                                       2005          MARCH 31,      MARCH 31,      MARCH 31,        MARCH 31,
                                                    (UNAUDITED)         2005           2004           2003           2002(A)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period...........  $      10.60     $       9.79   $       7.02   $       9.89     $      10.00
                                                   ------------     ------------   ------------   ------------     ------------
Income (loss) from operations:
 Net investment loss.............................         (0.06)           (0.19)         (0.18)         (0.17)           (0.13)
 Net realized and unrealized gains (losses) on
   investments...................................          1.26             1.00           2.95          (2.70)            0.02
                                                   ------------     ------------   ------------   ------------     ------------
Total from investment operations.................          1.20             0.81           2.77          (2.87)           (0.11)
                                                   ------------     ------------   ------------   ------------     ------------
Paid-in capital from redemption fees.............            --(B)            --(B)           --            --               --
                                                   ------------     ------------   ------------   ------------     ------------
Net asset value at end of period.................  $      11.80     $      10.60   $       9.79   $       7.02     $       9.89
                                                   ============     ============   ============   ============     ============
Total return.....................................        11.32%(C)         8.27%         39.46%        (29.02%)          (1.10%)(C)
                                                   ============     ============   ============   ============     ============
Net assets at end of period (000's)..............  $      7,560     $      7,218   $     10,346   $      7,932     $     14,451
                                                   ============     ============   ============   ============     ============
Ratio of net expenses to average net assets......         1.64%(D)         1.80%          1.95%          2.00%            2.00%(D)
Ratio of total expenses to average net
 assets(E).......................................         3.85%(D)         3.37%          3.02%          3.06%            3.00%(D)
Ratio of net investment loss to average net
 assets..........................................        (1.00%)(D)       (1.23%)        (1.70%)        (1.88%)          (1.79%)(D)
Portfolio turnover rate..........................           35%             107%           196%           183%             197%

(A) Represents the period from June 6, 2001, commencement of operations, through March 31, 2002.

(B) Amount rounds to less than $0.005.

(C) Not annualized.

(D) Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

BJURMAN, BARRY SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                               SIX MONTHS
                                                                  ENDED                   YEAR            PERIOD
                                                              SEPTEMBER 30,              ENDED            ENDED
                                                                  2005                 MARCH 31,        MARCH 31,
                                                               (UNAUDITED)                2005           2004(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period......................  $      12.40            $      14.03     $      10.00
                                                              ------------            ------------     ------------
Income (loss) from operations:
  Net investment loss.......................................         (0.11)                  (0.27)           (0.10)
  Net realized and unrealized gains (losses) on
    investments.............................................          1.35                   (1.36)            4.13
                                                              ------------            ------------     ------------
Total from investment operations............................          1.24                   (1.63)            4.03
                                                              ------------            ------------     ------------
Paid-in capital from redemption fees........................            --(B)                   --(B)            --
                                                              ------------            ------------     ------------
Net asset value at end of period............................  $      13.64            $      12.40     $      14.03
                                                              ============            ============     ============
Total return................................................        10.00%(C)              (11.62%)          40.30%(C)
                                                              ============            ============     ============
Net assets at end of period (000's).........................  $     36,890            $     44,619     $    109,876
                                                              ============            ============     ============
Ratio of net expenses to average net assets.................         1.76%(D)                1.75%            1.70%(D)
Ratio of total expenses to average net assets(E)............         1.99%(D)                1.82%            1.80%(D)
Ratio of net investment loss to average net assets..........        (1.42%)(D)              (1.30%)          (1.56%)(D)
Portfolio turnover rate.....................................           76%                    163%             138%

(A) Represents the period from May 12, 2003, commencement of operations, through March 31, 2004.

(B) Amount rounds to less than $0.005.

(C) Not annualized.

(D) Annualized.

(E) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

BJURMAN, BARRY MICRO-CAP GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                         COMMON STOCKS -- 99.6%                            VALUE
---------------------------------------------------------------------------------------------
              BASIC MATERIALS -- 6.2%
   257,000    Ceradyne, Inc.(b)...........................................    $     9,426,760
   100,000    CFC International, Inc.(b)..................................          1,550,000
    78,500    Empire Resorces, Inc.*......................................            614,655
   513,000    Landec Corp.(b).............................................          3,750,030
   335,000    Metal Management, Inc. .....................................          8,492,250
    79,500    Multi-Color Corp. ..........................................          2,065,211
   120,900    NS Group, Inc.(b)...........................................          4,745,325
   154,200    The Andersons, Inc. ........................................          4,514,976
                                                                              ---------------
                                                                                   35,159,207
                                                                              ---------------
              COMMERCIAL/INDUSTRIAL SERVICES -- 9.0%
    50,000    A.M. Castle & Co.(b)........................................            875,000
   210,000    aQuantive, Inc.(b)*.........................................          4,227,300
   175,650    Cantel Medical Corp.(b).....................................          3,695,676
    48,700    Competitive Technologies, Inc.(b)...........................            323,368
   314,000    Gevity HR, Inc. ............................................          8,553,360
   170,000    Perficient, Inc.(b)*........................................          1,405,900
   193,600    Portfolio Recovery Associates, Inc.(b)*.....................          8,359,648
   380,000    TBC Corp.(b)................................................         13,106,200
   303,900    TheStreet.com, Inc.(b)......................................          1,270,302
   290,200    World Fuel Services Corp. ..................................          9,416,990
                                                                              ---------------
                                                                                   51,233,744
                                                                              ---------------
              CONSUMER DURABLES -- 3.3%
   170,000    Aldila, Inc. ...............................................          4,122,500
   160,000    American Oriental Bioengineering, Inc.(b)...................            731,200
   148,200    Charles & Colvard Ltd.*.....................................          3,699,072
   240,000    Forward Industries, Inc.(b)*................................          5,632,800
   140,000    RC2 Corp.(b)................................................          4,726,400
                                                                              ---------------
                                                                                   18,911,972
                                                                              ---------------
              CONSUMER NON-DURABLES -- 7.5%
   150,000    Central Euro Distribution Corp.(b)*.........................          6,388,500
   120,000    Cuisine Solutions, Inc.(b)..................................            894,000
   300,000    Hansen Natural Corp.(b)*....................................         14,124,000
   170,700    Parlux Fragrances, Inc.(b)*.................................          4,974,198
   140,000    Poore Brothers, Inc.(b).....................................            763,000
   140,000    Rocky Mountain Chocolate Factory, Inc. .....................          2,044,000
   180,000    True Religion Apparel, Inc.(b)*.............................          2,995,200
   220,000    USANA Health Sciences, Inc.(b)*.............................         10,494,000
                                                                              ---------------
                                                                                   42,676,898
                                                                              ---------------
              CONSUMER SERVICES -- 2.8%
   117,800    Gaming Partners International Corp.(b)......................          1,880,088
   230,000    Mikohn Gaming Corp.(b)......................................          3,056,700
   230,000    Monarch Casino & Resort, Inc.(b) *..........................          3,907,700

BJURMAN, BARRY MICRO-CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                   COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              CONSUMER SERVICES -- 2.8% (CONTINUED)
   221,400    Nutri/System, Inc.(b)*......................................    $     5,539,428
   225,000    Youbet.com, Inc.(b).........................................          1,289,250
                                                                              ---------------
                                                                                   15,673,166
                                                                              ---------------
              ELECTRONIC TECHNOLOGY -- 24.4%
    80,800    BTU International, Inc.(b)..................................            734,472
   169,300    Captiva Software Corp.(b)...................................          3,040,628
   470,000    Comtech Telecommunications Corp.(b)*........................         19,490,900
   425,000    Digi International, Inc.(b).................................          4,560,250
   270,000    Diodes, Inc.(b).............................................          9,790,200
    87,300    Endwave Corp.(b)*...........................................          1,126,170
    25,000    ENGlobal Corp.(b)*..........................................            202,250
   345,000    Epicor Software Corp.(b)....................................          4,485,000
   247,200    Essex Corp.(b)..............................................          5,356,824
   321,500    II-VI, Inc.(b)..............................................          5,703,410
   180,000    Jupitermedia Corp.(b)*......................................          3,187,800
   275,200    Key Tronic Corp.(b).........................................          1,133,824
   200,000    LaBarge, Inc.(b)............................................          2,584,000
   117,000    LoJack Corp.(b).............................................          2,473,380
   250,000    Metrologic Instruments, Inc.(b).............................          4,547,500
   238,500    Micronetics Wireless, Inc.(b)...............................          2,170,350
   180,000    MicroStrategy, Inc.(b)*.....................................         12,652,200
   292,100    Online Resources & Communications Corp.(b)..................          3,090,418
   150,000    PAR Technology Corp.(b).....................................          3,450,000
   251,700    Perceptron, Inc.(b).........................................          1,612,516
   221,100    Radiant Systems, Inc.(b)....................................          2,281,752
   125,000    Rimage Corp.(b).............................................          3,333,750
   140,000    SI International, Inc.(b)...................................          4,335,800
    13,000    SRS Labs, Inc.(b)...........................................             83,720
   490,000    SS&C Technologies, Inc. ....................................         17,953,600
   170,000    Stratasys, Inc.(b)*.........................................          5,049,000
   240,000    Synplicity, Inc.(b).........................................          1,586,400
    42,300    Tollgrade Communications, Inc.(b)...........................            357,858
   165,000    Verint Systems, Inc.(b).....................................          6,755,100
   300,000    Video Display Corp..........................................          4,188,000
    33,400    VSE Corp. ..................................................          1,169,000
                                                                              ---------------
                                                                                  138,486,072
                                                                              ---------------
              ENERGY -- 2.2%
   645,900    Pioneer Drilling Co.(b).....................................         12,607,968
                                                                              ---------------
              FINANCE -- 4.7%
   110,000    American Physicians Capital, Inc.(b)........................          5,404,300
   150,000    Argonaut Group, Inc.(b).....................................          4,051,500
    89,200    Bank of the Ozarks, Inc.*...................................          3,062,236
    12,300    Citizens, Inc.(b)...........................................             78,966
    80,200    First Community Bancorp.....................................          3,835,966
   290,000    Five Star Quality Care, Inc.(b).............................          2,001,000

BJURMAN, BARRY MICRO-CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                   COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              FINANCE -- 4.7% (CONTINUED)
    62,500    Glacier Bancorp, Inc. ......................................    $     1,929,375
   225,000    Meadowbrook Insurance Group, Inc.(b)........................          1,260,000
   120,000    Permian Basin Royalty Trust*................................          2,019,600
   125,000    World Acceptance Corp.(b)...................................          3,176,250
                                                                              ---------------
                                                                                   26,819,193
                                                                              ---------------
              HEALTH CARE -- 24.7%
   165,000    Amedisys, Inc.(b)*..........................................          6,435,000
    85,000    American Healthways, Inc.(b)................................          3,604,000
   110,000    AngioDynamics, Inc.(b)......................................          2,310,000
    76,875    Anika Therapeutics, Inc.(b).................................            908,663
   228,498    Bio-Reference Laboratories, Inc.(b).........................          3,950,730
    80,950    Bioanalytical Systems, Inc.(b)..............................            424,988
   150,000    Centene Corp.(b)............................................          3,754,500
   144,500    CNS, Inc. ..................................................          3,767,115
    58,800    Cutera, Inc.(b).............................................          1,525,272
   193,368    Dialysis Corp. of America(b)*...............................          2,504,116
   400,000    eResearch Technology, Inc.(b)...............................          5,676,000
    25,000    Escalon Medical Corp.(b)*...................................            153,750
   368,200    Exactech, Inc.(b)...........................................          5,449,360
   540,000    Healthcare Services Group, Inc. ............................         10,395,000
   170,200    Hi-Tech Pharmacal Co., Inc.(b)*.............................          5,119,616
   169,500    Horizon Health Corp.(b).....................................          4,605,315
   415,000    Immucor, Inc.(b)............................................         11,387,600
   120,000    IntegraMed America, Inc.(b).................................          1,438,800
   420,000    IRIS International, Inc.(b).................................          7,744,800
   101,400    LabOne, Inc.(b).............................................          4,410,900
   277,500    LCA-Vision, Inc. ...........................................         10,300,800
   373,000    Merge Technologies, Inc.(b)*................................          6,374,570
    48,400    Mesa Laboratories, Inc. ....................................            617,100
   190,000    Misonix, Inc.(b)............................................          1,366,100
    59,500    Neogen Corp.(b).............................................          1,071,000
   388,700    Palomar Medical Technologies, Inc.(b).......................         10,195,601
   290,000    Quality Systems, Inc.*......................................         20,036,099
   100,000    Somanetics Corp.(b).........................................          2,500,000
   125,000    U.S. Physical Therapy, Inc.(b)..............................          2,270,000
                                                                              ---------------
                                                                                  140,296,795
                                                                              ---------------
              MISCELLANEOUS -- 0.7%
   105,000    Cavco Industries, Inc.(b)...................................          3,809,400
                                                                              ---------------
              PRODUCER MANUFACTURING -- 7.1%
   580,000    A.S.V., Inc.(b)*............................................         13,137,000
   426,900    Amerigon, Inc.(b)...........................................          2,497,365
    50,000    Blount International, Inc.(b)...............................            882,000
   190,000    Dynamic Materials Corp.*....................................          8,341,000
    44,000    Fuel-Tech N.V.(b)...........................................            407,000
   105,000    Gehl Co.(b).................................................          2,926,350

BJURMAN, BARRY MICRO-CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                   COMMON STOCKS -- 99.6% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              PRODUCER MANUFACTURING -- 7.1% (CONTINUED)
    23,400    K-Tron International, Inc.(b)...............................    $       791,622
   146,700    Lamson & Sessions Co.(b)....................................          2,687,544
   164,500    Memry Corp.(b)..............................................            345,450
     6,900    Miller Industries, Inc.(b)..................................            135,516
   150,000    Nam Tai Electronics, Inc.*..................................          3,814,500
   165,000    Sun Hydraulics Corp.*.......................................          4,009,500
    70,000    Technology Research Corp. ..................................            274,680
                                                                              ---------------
                                                                                   40,249,527
                                                                              ---------------
              RETAIL -- 4.4%
   107,600    Central Garden & Pet Co.(b).................................          4,868,900
   560,000    The Finish Line, Inc. - Class A.............................          8,170,400
    85,000    The Great Atlantic & Pacific Tea Co., Inc.(b)*..............          2,410,600
   337,500    The Sportsman's Guide, Inc.(b)..............................          9,213,750
    63,000    Wilsons The Leather Experts, Inc.(b)........................            384,300
                                                                              ---------------
                                                                                   25,047,950
                                                                              ---------------
              TRANSPORTATION -- 0.2%
   106,600    Frozen Food Express Industries, Inc.(b).....................          1,118,234
                                                                              ---------------
              UTILITIES -- 2.4%
   147,900    The Middleby Corp.(b).......................................         10,722,750
   170,000    Tim Participacoes - ADR*....................................          3,158,600
                                                                              ---------------
                                                                                   13,881,350
                                                                              ---------------
              TOTAL COMMON STOCKS (Cost $300,419,704).....................    $   565,971,476
                                                                              ---------------
              Cash Held as Collateral on Securities Loaned (Cost              $   126,247,414
              $126,247,414)...............................................
                                                                              ---------------
              TOTAL INVESTMENTS -- 121.8% (Cost $426,667,118)(a)..........    $   692,218,890
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (21.8)%............       (124,073,887)
                                                                              ---------------
              NET ASSETS -- 100.0%........................................    $   568,145,003
                                                                              ===============

 * A portion or all of this security is out on loan as of September 30, 2005.

(a) Represents cost for financial reporting purposes, which is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation..........................   $274,731,498
     Unrealized depreciation..........................     (9,179,726)
                                                         ------------
     Net unrealized appreciation......................   $265,551,772
                                                         ============

(b) Represents non-income producing security.

ADR -- American Depository Receipt.

See accompanying notes to financial statements.

BJURMAN, BARRY MID CAP GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                        COMMON STOCKS -- 100.7%                            VALUE
---------------------------------------------------------------------------------------------
              BASIC MATERIALS -- 3.0%
     3,900    Armor Holdings, Inc.(b).....................................    $       167,739
     3,250    Olin Corp...................................................             61,718
                                                                              ---------------
                                                                                      229,457
                                                                              ---------------
              COMMERCIAL/INDUSTRIAL SERVICES -- 2.8%
     2,500    Asset Acceptance Capital Corp.(b)...........................             74,925
     2,500    FTI Consulting(b)...........................................             63,150
     2,600    Resources Connection, Inc.(b)...............................             77,038
                                                                              ---------------
                                                                                      215,113
                                                                              ---------------
              CONSUMER DURABLES -- 2.8%
     4,500    Scientific Games Corp. (b)..................................            139,500
     1,900    The Toro Co.................................................             69,844
                                                                              ---------------
                                                                                      209,344
                                                                              ---------------
              CONSUMER NON-DURABLES -- 6.1%
     4,300    Coach, Inc.(b)..............................................            134,848
     4,300    Pilgrim's Pride Corp.*......................................            156,520
     7,000    Quiksilver, Inc.(b).........................................            101,150
     3,000    The Warnaco Group, Inc.(b)..................................             65,730
                                                                              ---------------
                                                                                      458,248
                                                                              ---------------
              CONSUMER SERVICES -- 1.7%
     1,900    Station Casinos, Inc........................................            126,084
                                                                              ---------------
              ELECTRONIC TECHNOLOGY -- 23.0%
     5,200    Arris Group, Inc.(b)........................................             61,672
     3,100    AutoDesk, Inc...............................................            143,964
     2,600    Avid Technology, Inc.(b)....................................            107,640
     3,800    Cogent, Inc.(b).............................................             90,250
     6,000    Comverse Technology, Inc.(b)................................            157,620
     3,250    DRS Technologies, Inc.......................................            160,420
     3,400    Freescale Semiconductor, Inc.(b)............................             80,172
     2,500    Harris Corp.................................................            104,500
     1,200    L-3 Communications Holdings, Inc............................             94,884
     4,000    Marvel Technology Group Ltd.(b).............................            184,439
     2,400    Nvidia Corp.(b)*............................................             82,272
     2,000    Openwave Systems, Inc.(b)...................................             35,960
     3,600    PerkinElmer, Inc............................................             73,332
     5,700    Powerwave Technologies, Inc.(b).............................             74,043
     1,750    Rockwell Automation, Inc....................................             92,575
     2,250    SanDisk Corp.(b)............................................            108,563
     4,100    Verisign, Inc.(b)...........................................             87,617
                                                                              ---------------
                                                                                    1,739,923
                                                                              ---------------
              ENERGY -- 20.5%
     4,600    AES Corp.(b)................................................             75,578
     2,000    Alliance Resource Partners L.P.*............................             91,880

BJURMAN, BARRY MID CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                  COMMON STOCKS -- 100.7% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              ENERGY -- 20.5% (CONTINUED)
     2,300    Alpha Natural Resources, Inc.(b)............................    $        69,092
     4,300    Chesapeake Energy Corp......................................            164,475
     4,600    Cimarex Energy Co.(b).......................................            208,517
     1,600    Diamond Offshore Drilling, Inc. *...........................             98,000
     1,000    Encore Acquisition Co.(b)...................................             38,850
     2,000    Foundation Coal Holdings, Inc...............................             76,900
     1,000    Kerr-McGee Corp.............................................             97,110
     2,830    Noble Energy, Inc.*.........................................            132,727
     1,900    Petrokazakhstan, Inc........................................            103,417
     2,800    Pride International, Inc.(b)................................             79,828
     3,600    Todco.......................................................            150,156
       627    Valero Energy Corp..........................................             70,889
     1,300    Weatherford International, Inc.(b)*.........................             89,258
                                                                              ---------------
                                                                                    1,546,677
                                                                              ---------------
              FINANCE -- 5.0%
     3,000    AmeriCredit Corp.(b)........................................             71,610
     2,300    Selective Insurance Group, Inc..............................            112,470
     3,100    Sovereign Bancorp, Inc......................................             68,324
       900    StanCorp Financial Group, Inc...............................             75,780
       900    The Commerce Group, Inc.....................................             52,218
                                                                              ---------------
                                                                                      380,402
                                                                              ---------------
              HEALTH CARE -- 12.9%
     1,900    Celgene Corp.(b)*...........................................            103,208
     1,500    Charles River Laboratories International, Inc.(b)...........             65,430
     1,400    Coventry Health Care, Inc.(b)...............................            120,428
     4,300    Endo Pharmaceuticals Holdings, Inc.(b)......................            114,681
     4,100    Gen-Probe, Inc.(b)..........................................            202,745
     2,300    Kindred Healthcare, Inc.(b)*................................             68,540
     1,300    Kyphon, Inc.(b).............................................             57,122
     2,300    Pharmaceutical Product Development, Inc.(b).................            132,273
     2,400    St. Jude Medical, Inc.(b)...................................            112,320
                                                                              ---------------
                                                                                      976,747
                                                                              ---------------
              MISCELLANEOUS -- 0.5%
     1,300    Allegheny Technologies, Inc.................................             40,274
                                                                              ---------------
              PRODUCER MANUFACTURING -- 5.1%
     2,850    Joy Global, Inc.............................................            143,811
     2,050    Maverick Tube Corp. (b).....................................             61,500
     3,150    The Timken Co...............................................             93,335
     1,700    Walter Industries, Inc......................................             83,164
                                                                              ---------------
                                                                                      381,810
                                                                              ---------------

BJURMAN, BARRY MID CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                  COMMON STOCKS -- 100.7% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              RETAIL -- 4.1%
     3,000    7-Eleven, Inc.(b)...........................................    $       106,830
     7,000    Cabela's, Inc.(b)*..........................................            128,590
     2,500    Urban Outfitters, Inc.(b)...................................             73,500
                                                                              ---------------
                                                                                      308,920
                                                                              ---------------
              TRANSPORTATION -- 3.6%
     1,200    C.H. Robinson Worldwide, Inc................................             76,944
     1,300    Overseas Shipholding Group, Inc.............................             75,829
     1,550    UTI Worldwide, Inc..........................................            120,435
                                                                              ---------------
                                                                                      273,208
                                                                              ---------------
              UTILITIES -- 9.6%
     4,600    CMS Energy Corp.(b).........................................             75,670
     2,400    Mobile Telesystems - ADR....................................             97,632
     6,500    Nextel Partners, Inc. - Class A(b)..........................            163,150
     3,300    NII Holdings, Inc.(b).......................................            278,685
     2,900    West Corp.(b)...............................................            108,431
                                                                              ---------------
                                                                                      723,568
                                                                              ---------------
              TOTAL COMMON STOCKS (Cost $5,542,237).......................    $     7,609,775
                                                                              ---------------
              Cash Held as Collateral on Securities Loaned (Cost              $       887,066
              $887,066)...................................................
                                                                              ---------------
              TOTAL INVESTMENTS -- 112.4% (Cost $6,429,303)(a)............    $     8,496,841
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (12.4)%............           (936,517)
                                                                              ---------------
              NET ASSETS -- 100.0%........................................    $     7,560,324
                                                                              ===============

 * A portion or all of this security is out on loan as of September 30, 2005.

(a) Represents cost for financial reporting purposes, which is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation............................   $2,215,981
     Unrealized depreciation............................     (148,443)
                                                           ----------
     Net unrealized appreciation........................   $2,067,538
                                                           ==========

(b) Represents non-income producing security.

ADR -- American Depository Receipt.

See accompanying notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  SHARES                        COMMON STOCKS -- 100.1%                            VALUE
---------------------------------------------------------------------------------------------
              BASIC MATERIALS -- (3.1%):
    15,000    Ceradyne, Inc.(b)...........................................    $       550,200
    12,000    GFI Group, Inc.(b)..........................................            494,040
     5,100    Industrias Bachoco S.A. - ADR...............................            110,619
                                                                              ---------------
                                                                                    1,154,859
                                                                              ---------------
              COMMERCIAL/INDUSTRIAL SERVICES -- 13.1%
    20,000    Applied Industrial Technology, Inc..........................            717,600
    45,000    aQuantive, Inc.(b)*.........................................            905,850
    16,000    Asset Acceptance Capital Corp.(b)...........................            479,520
    20,000    Aviall, Inc.(b).............................................            675,600
    24,000    Concur Technologies, Inc.(b)................................            296,880
    13,100    Epiq Systems, Inc.(b).......................................            285,842
     6,800    Gevity HR, Inc..............................................            185,232
    14,000    Hudson Highland Group, Inc.(b)..............................            349,580
    13,000    Labor Ready, Inc.(b)........................................            333,450
    35,000    Stamps.com, Inc.(b).........................................            602,350
                                                                              ---------------
                                                                                    4,831,904
                                                                              ---------------
              CONSUMER NON-DURABLES -- 3.8%
     8,200    Hansen Natural Corp.(b)*....................................            386,056
    15,000    Parlux Fragrances, Inc.(b)*.................................            437,100
    35,000    True Religion Apparel, Inc.(b)*.............................            582,400
                                                                              ---------------
                                                                                    1,405,556
                                                                              ---------------
              CONSUMER SERVICES -- 3.6%
    20,000    Lifeline Systems, Inc.(b)...................................            668,600
    23,000    Mikohn Gaming Corp.(b)......................................            305,670
    10,000    Steiner Leisure Ltd.(b).....................................            339,700
                                                                              ---------------
                                                                                    1,313,970
                                                                              ---------------
              ELECTRONIC TECHNOLOGY -- 20.3%
    75,000    Arris Group, Inc.(b)........................................            889,500
    30,000    Blackboard, Inc.(b).........................................            750,300
    20,000    Comtech Telecommunications Corp.(b)*........................            829,400
    10,000    Digitas, Inc.(b)............................................            113,600
    14,300    Diodes, Inc.(b).............................................            518,518
    10,000    Essex Corp.(b)..............................................            216,700
    15,000    Itron, Inc.(b)..............................................            684,900
    10,000    Komag, Inc.(b)..............................................            319,600
    35,000    NETGEAR, Inc.(b)*...........................................            842,100
    80,000    Online Resources & Communications Corp.(b)..................            846,400
    14,000    Portalplayer, Inc.(b).......................................            384,020
    25,200    SS&C Technologies, Inc......................................            923,328
     5,000    TALX Corp...................................................            163,950
                                                                              ---------------
                                                                                    7,482,316
                                                                              ---------------

BJURMAN, BARRY SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                  COMMON STOCKS -- 100.1% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              ENERGY -- 6.7%
     8,000    Atlas America, Inc.(b)......................................    $       390,800
    10,000    Drill-Quip, Inc.(b).........................................            480,000
    23,000    Edge Petroleum Corp.(b).....................................            606,970
    12,200    Petroleum Development Corp.(b)..............................            467,748
    26,500    Pioneer Drilling Co.(b).....................................            517,280
                                                                              ---------------
                                                                                    2,462,798
                                                                              ---------------
              FINANCE -- 2.4%:
    12,500    American Physicians Capital, Inc.(b)........................            614,125
    40,000    Five Star Quality Care, Inc. (b)............................            276,000
                                                                              ---------------
                                                                                      890,125
                                                                              ---------------
              HEALTH CARE -- 27.7%
    15,000    Allscripts Healthcare Solution, Inc.(b).....................            270,300
     9,200    Amedisys, Inc.(b)*..........................................            358,800
    15,000    American Healthways, Inc.(b)................................            636,000
     6,800    American Science & Engineering, Inc.(b)*....................            446,012
    11,800    Horizon Health Corp.(b).....................................            320,606
    45,000    IRIS International, Inc.(b).................................            829,800
    35,000    LifeCell Corp.(b)...........................................            757,050
    60,000    Option Care, Inc.*..........................................            878,400
    15,000    Palomar Medical Technologies, Inc.(b)*......................            393,450
    15,000    Psychiatric Solutions, Inc.(b)..............................            813,450
    10,000    Quality Systems, Inc........................................            690,900
    30,000    Radiation Therapy Services, Inc.(b)*........................            955,800
    20,000    Somanetics Corp.(b).........................................            500,000
    13,700    Sunrise Assisted Living, Inc.(b)*...........................            914,338
    10,000    SurModics, Inc.(b)*.........................................            386,900
    16,200    Symmetry Medical, Inc.(b)...................................            383,940
    10,000    United Therapeutics Corp.(b)................................            698,000
                                                                              ---------------
                                                                                   10,233,746
                                                                              ---------------
              PRODUCER MANUFACTURING -- 8.4%
    20,000    Columbus McKinnon Corp. (b).................................            473,200
    11,400    Freightcar America, Inc.....................................            464,892
    19,400    Gehl Co.(b).................................................            540,678
    20,000    RTI International Metals, Inc.(b)...........................            787,000
    35,000    Stewart & Stevenson Services, Inc...........................            834,750
                                                                              ---------------
                                                                                    3,100,520
                                                                              ---------------
              RETAIL -- 8.7%
     8,000    Building Materials Holding Corp.............................            745,520
    14,250    Hibbet Sporting Goods, Inc.(b)..............................            317,063
    15,900    Jos. A. Bank Clothiers, Inc.(b)*............................            687,198
    25,000    Stein Mart, Inc.............................................            507,500
    20,000    The Great Atlantic & Pacific Tea Co., Inc.(b)*..............            567,200
    10,000    The Pantry, Inc.(b).........................................            373,700
                                                                              ---------------
                                                                                    3,198,181
                                                                              ---------------

BJURMAN, BARRY SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

  SHARES                  COMMON STOCKS -- 100.1% (CONTINUED)                      VALUE
---------------------------------------------------------------------------------------------
              UTILITIES -- 2.3%
    45,000    Tim Participacoes - ADR*....................................    $       836,100
                                                                              ---------------
              TOTAL COMMON STOCKS (Cost $30,487,266)......................    $    36,910,075
                                                                              ---------------
              Cash Held as Collateral on Securities Loaned (Cost
              $8,167,594).................................................    $     8,167,594
                                                                              ---------------
              TOTAL INVESTMENTS -- 122.2% (Cost $38,654,860)(a)...........    $    45,077,669
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.2)%............         (8,188,158)
                                                                              ---------------
              NET ASSETS -- 100.0%........................................    $    36,889,511
                                                                              ===============

 * A portion or all of this security is out on loan as of September 30, 2005.

(a) Represents cost for financial reporting purposes, which is substantially the same as cost for federal income tax purposes, and differs from value by net unrealized appreciation of securities as follows:

     Unrealized appreciation............................   $6,790,015
     Unrealized depreciation............................     (367,206)
                                                           ----------
     Net unrealized appreciation........................   $6,422,809
                                                           ==========

(b) Represents non-income producing security.

ADR -- American Depository Receipt.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
The Bjurman, Barry Funds (the "Trust") is organized as a Delaware statutory trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund (the "Micro-Cap Growth Fund"), Bjurman, Barry Mid Cap Growth Fund (the "Mid Cap Growth Fund") and Bjurman, Barry Small Cap Growth Fund (the "Small Cap Growth Fund") (individually, a "Fund," and collectively, the "Funds"). The Micro-Cap Growth Fund commenced operations on March 31, 1997, the Mid Cap Growth Fund commenced operations on June 6, 2001, and the Small Cap Growth Fund commenced operations on May 12, 2003.

The Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Mid Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $1 billion and $10 billion at the time of investment.

The Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES
Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation -- Securities that are traded on stock exchanges or are quoted by NASDAQ are valued at the last reported sale prices as of the close of the regular session on trading of the NYSE, normally at 4:00 p.m., Eastern time, on the day the securities are being valued, or, if not traded on a particular day, at the most recent bid price. Securities traded in the over-the-counter market, and that are not quoted by NASDAQ, are valued at the last sales price (or, if the last sale price is not readily available, at the most recent bid price as quoted by brokers that make markets in the securities) as of the close of the regular session of trading on the NYSE, normally at 4:00 p.m., Eastern time, on the day the securities are being valued. Securities that are traded both in the over-the-counter market and stock exchange are valued according to the broadest and most representative market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation -- The net asset value ("NAV") per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date.

THE BJURMAN, BARRY FUNDS

--------------------------------------------------------------------------------

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid to shareholders annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

The character of income and gains distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e., reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Security transactions -- Security transactions are accounted for no later than one business day following the trade date, however, for financial reporting purposes, security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

Loans of portfolio securities -- Each Fund may lend portfolio securities to broker-dealers and financial institutions provided that (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by the Fund will not at any time exceed 33% of the total assets of the Fund. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Bjurman, Barry & Associates (the "Adviser") to be of good standing and when, in its judgment, the income to be earned from the loan justifies the attendant risks.

Collateral will consist of U.S. Government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by the Adviser, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

Redemption/Exchange fees -- The Funds generally assess investors who redeem or exchange shares (other than shares acquired through reinvestment of dividends or other distributions) held by the investors for 60 days or less a redemption fee of 2% of the NAV of the shares being redeemed or exchanged. The Funds retain the fee charged as paid-in capital and such fees become part of that Fund's daily NAV calculation.

Federal income tax -- It is each Fund's policy to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes substantially all of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

The difference between the tax cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. Capital loss carry-forwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

THE BJURMAN, BARRY FUNDS

--------------------------------------------------------------------------------

The tax character of distributions paid for the year ended March 31, 2005 and 2004 were as follows:

                                              MICRO-CAP                    MID CAP                    SMALL CAP
                                             GROWTH FUND                 GROWTH FUND                 GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------
                                         2005          2004          2005          2004          2005          2004
-----------------------------------------------------------------------------------------------------------------------
From ordinary income................  $        --   $        --   $        --   $        --   $        --   $        --
From long-term gains................   78,549,941            --            --            --            --            --
                                      -----------   -----------   -----------   -----------   -----------   -----------
Total...............................  $78,549,941   $        --   $        --   $        --   $        --   $        --
                                      ===========   ===========   ===========   ===========   ===========   ===========
-----------------------------------------------------------------------------------------------------------------------

As of the end of the latest tax year, March 31, 2005, the Funds had the following capital loss carry-forwards for federal income tax purposes:

                                                                            EXPIRES
                                                                AMOUNT      MARCH 31
------------------------------------------------------------------------------------
Mid Cap Growth Fund.........................................  $   874,411     2011
Small Cap Growth Fund.......................................  $   991,672     2012
Small Cap Growth Fund.......................................  $15,871,054     2013
------------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
For the period ended September 30, 2005, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

                                                               PURCHASES        SALES
-----------------------------------------------------------------------------------------
Micro-Cap Growth Fund.......................................  $104,679,694   $131,266,640
Mid Cap Growth Fund.........................................     2,503,559      2,717,128
Small Cap Growth Fund.......................................    30,111,295     40,411,088
-----------------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit that Fund's total operating expenses to 1.80% of its average daily net assets. For the period ended September 30, 2005, the Adviser waived $35,877 of its investment advisory fees and reimbursed $43,376 of other operating expenses for the Mid Cap Growth Fund and waived $45,592 of its investment advisory fees for the Small Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap that are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the review and approval of the Board of Trustees. Such reimbursement

THE BJURMAN, BARRY FUNDS

--------------------------------------------------------------------------------

may not be paid prior to a Fund's payment of current ordinary expenses. For the period ended September 30, 2005, the Mid Cap Growth Fund and Small Cap Growth Fund accrued $7,005 and $5,731, respectively, to reimburse the Adviser for previously withheld or reduced Fund expenses. These reimbursements will be paid to the Adviser pending review and approval by the Board of Trustees.

As of September 30, 2005, the Mid Cap Growth Fund and the Small Cap Growth Fund had $567,878 and $145,330, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser in future periods. The expiration of these waivers is as follows:

                                                                         EXPIRES
                                                               AMOUNT    MARCH 31
---------------------------------------------------------------------------------
Mid Cap Growth Fund.........................................  $209,590     2007
Mid Cap Growth Fund.........................................  358,288      2008
Small Cap Growth Fund.......................................   97,738      2009
Small Cap Growth Fund.......................................   45,592      2010
---------------------------------------------------------------------------------

ADMINISTRATION, FUND ACCOUNTING, AND TRANSFER AGENT FEE
During the period from April 1, 2005 through June 26, 2005 under the terms of an Administration Agreement, Accounting Services Agreement, and Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, Integrated Fund Services, Inc. ("IFS") served the Trust as administrator, fund accountant, and transfer agent. For these services, IFS received monthly fees subject to minimums per Fund. Effective June 27, 2005, BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), a subsidiary of The BISYS Group Inc. ("BISYS"), began serving the Trust as the administrator, fund accountant, and transfer agent. Under its Master Services Agreement with the Trust, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Trust subject to annual minimums per Fund. The amounts charged to each Fund for these services provided by IFS and BISYS Ohio during the period ended September 30, 2005 were as follows:

                                                     ADMINISTRATION   FUND ACCOUNTING   TRANSFER AGENT
                                                          FEES             FEES              FEES
------------------------------------------------------------------------------------------------------
Micro-Cap Growth Fund..............................     $219,546          $31,605          $70,715
Mid Cap Growth Fund................................        6,917           12,537           20,212
Small Cap Growth Fund..............................       20,078           10,537           43,119
------------------------------------------------------------------------------------------------------

UNDERWRITING/DISTRIBUTOR FEE
During the period from April 1, 2005, through June 26, 2005, IFS Fund Distributors, Inc. (the "Underwriter"), under the terms of an Underwriting Agreement, served as principal underwriter for each Fund and, as such, was the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter received a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership. The Micro-Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund accrued $477, $143, and $143, respectively, for the period ended June 26, 2005.

Effective June 27, 2005, BISYS Fund Services Limited Partnership ("BISYS LP") a subsidiary of BISYS, began serving the Trust as Distributor (the "Distributor"). The Micro-Cap Growth Fund, Mid Cap Growth Fund, and Small Cap Growth Fund were charged by the Distributor $5,528, $399, and $73, respectively, for the period from June 27, 2005 through September 30, 2005.

THE BJURMAN, BARRY FUNDS

--------------------------------------------------------------------------------

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Each Fund will reimburse the Adviser, BISYS LP or others for expenses incurred in distributing and promoting shares of each Fund and for certain shareholder servicing at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets.

OFFICERS AND TRUSTEES
Certain Officers and Trustees of the Trust are affiliated with the Adviser or BISYS Ohio. Such Officers and Trustees receive no compensation from the Trust for serving in their respective roles.

5. COMMITMENTS AND CONTINGENCIES
On December 9, 2003, Milton Pfeiffer, a shareholder of the Micro-Cap Growth Fund, filed a complaint, amended on February 20, 2004 and again on April 29, 2004, in the United States District Court for the Southern District of New York, naming the Adviser and the Micro-Cap Growth Fund as defendants. The amended complaint alleges that the Adviser violated its fiduciary duties under section 36(b) of the 1940 Act. Specifically, the complaint alleges that the Adviser charged the Micro-Cap Growth Fund for reimbursement of unnecessary and excessive marketing and distribution fees under Rule 12b-1 promulgated by the Securities and Exchange Commission (the "SEC") under the 1940 Act, even though the Micro-Cap Growth Fund had been closed since May 30, 2003 to new investors outside the Trust. The complaint alleges that these Rule 12b-1 fee payments to the Adviser were in violation of the Adviser's fiduciary duty with respect to the receipt of compensation under section 36(b) of the 1940 Act. Plaintiff seeks the following relief: (1) to recover for the Micro-Cap Growth Fund the allegedly excessive Rule 12b-1 fees from the Adviser; (2) to recover for the Micro-Cap Growth Fund a portion of the investment advisory fees collected by the Adviser while allegedly in breach of its fiduciary duty; (3) to enjoin the Adviser from receiving from the Micro-Cap Growth Fund, and to enjoin the Micro-Cap Growth Fund from paying to the Adviser, (a) any Rule 12b-1 fees while the Micro-Cap Growth Fund is closed to new investors and (b) any other charges that do not bear a reasonable relationship to the services provided or expenses incurred; and (4) to recover for plaintiff the costs and disbursements of this lawsuit, including the fees of plaintiff's attorneys and experts. The potential exposure of the Micro-Cap Growth Fund is unknown at this time.

The Adviser and the Micro-Cap Growth Fund deny, and are vigorously contesting, the plaintiff's allegations.

On October 6, 2004, Milton Pfeiffer also filed a complaint in the United States District Court for the Southern District of New York against IFS, as well as Scott Englehart and Tina Bloom, two employees of IFS (the "two individuals") who, as part of the administrative and accounting services provided by IFS to the Trust, also served as officers of the Trust. That complaint alleged that IFS charged the Micro-Cap Growth Fund excessive fees and that the two individuals breached alleged fiduciary duties to the Micro-Cap Growth Fund by allowing IFS to charge those fees. The defendants filed a third-party complaint in the same action against the Trust and certain current and former Trustees seeking indemnification for any judgment rendered against them and reimbursement of defense costs, basing their claims on certain contracts between the Trust and IFS. IFS and the two individuals prevailed in a motion for summary judgment in plaintiff's action against them, resulting in a dismissal of the lawsuit, including the third party action against the Trust. IFS has now demanded reimbursement from the Trust for its defense costs of $285,000. The Trust is evaluating the claim.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

THE BJURMAN, BARRY FUNDS

OTHER ITEMS (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding each Fund's proxy voting record for the most recent twelve month period ended June 30 are available without charge upon request by calling toll free 1-800-227-7264 or by visiting the Funds' website at http://www.bjurmanbarry.com. This information is also available on the SEC website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE
The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of the fiscal year on Form N-Q. The complete listing (i) is available on the SEC's website at http://www.sec.gov; (ii) may be reviewed and copied at the SEC's Public Reference Room in Washington D.C.; and
(iii) will be made available to shareholders upon request by calling 1-800-227-7264. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SCHEDULE OF SHAREHOLDER EXPENSES
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including investment advisory fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During the Six Months Ended" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

THE BJURMAN, BARRY FUNDS

--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              BEGINNING           ENDING            EXPENSE PAID        NET EXPENSE RATIO
                               ACCOUNT           ACCOUNT           DURING THE SIX         DURING THE SIX
                                VALUE             VALUE             MONTHS ENDED           MONTHS ENDED
                            APRIL 1, 2005   SEPTEMBER 30, 2005   SEPTEMBER 30, 2005*   SEPTEMBER 30, 2005**
-----------------------------------------------------------------------------------------------------------
MICRO-CAP GROWTH FUND
  Actual                     $  1,000.00       $  1,096.00            $   8.04                 1.53%
  Hypothetical               $  1,000.00       $  1,017.40            $   7.74                 1.53%
MID CAP GROWTH FUND
  Actual                     $  1,000.00       $  1,113.20            $   8.69                 1.64%
  Hypothetical               $  1,000.00       $  1,016.85            $   8.29                 1.64%
SMALL CAP GROWTH FUND
  Actual                     $  1,000.00       $  1,100.00            $   9.27                 1.76%
  Hypothetical               $  1,000.00       $  1,016.24            $   8.90                 1.76%
-----------------------------------------------------------------------------------------------------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by number of days in the fiscal year.
** Annualized.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200
Los Angeles, CA 90067

BOARD OF TRUSTEES
G. Andrew Bjurman
O. Thomas Barry, III
Dann V. Angeloff
Michael D. LeRoy
Joseph E. Maiolo
William L. Wallace

INVESTMENT ADVISER
Bjurman, Barry & Associates
10100 Santa Monica Blvd., Suite 1200
Los Angeles, CA 90067

DISTRIBUTOR
BISYS Fund Services Limited Partnership
100 Summer St.
Boston, MA 02110

ADMINISTRATOR
BISYS Fund Services Ohio, Inc.
3435 Stelzer Rd.
Columbus, OH 43219

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water St.
Boston, MA 02109

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, CA 90071

TABLE OF CONTENTS
------------------------------------------------------

Letter to Shareholders......................    1
Representation of Portfolio of
  Investments...............................    2
Statements of Assets and Liabilities........    3
Statements of Operations....................    4
Statements of Changes in Net Assets.........    5
Financial Highlights........................    6
Schedule of Portfolio Investments...........    9
Notes to Financial Statements...............   19
Other Items.................................   24
-------------------------------------------------

                     For Additional Information and a free
                         prospectus about The Bjurman,
                               Barry Funds call:
                                 (800) 227-7264
               or visit The Bjurman, Barry Funds' website on the
                        Internet at www.bjurmanbarry.com
This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds objective, policies, expenses and other information.

                                                                        SAR-0905

                          THE - BJURMAN, BARRY - FUNDS

                           BJURMAN, BARRY FUNDS LOGO

                            Bjurman, Barry Micro-Cap
                                  Growth Fund

                             Bjurman, Barry Mid Cap
                                  Growth Fund

                            Bjurman, Barry Small Cap
                                  Growth Fund

                          ---------------------------

                               Semi-Annual Report

                               September 30, 2005
                                  (Unaudited)

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

(a)(1) NOT APPLICABLE.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        The Bjurman, Barry Funds
            --------------------------------------------------------------------

By (Signature and Title)* /s/ G. Andrew Bjurman
                         -------------------------------------
                           G. Andrew Bjurman, Co-President

Date: November 29, 2005

By (Signature and Title)*/s/ O. Thomas Barry III
                         -------------------------------------
                           O. Thomas Barry III, Co-President

Date: November 17, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ O. Thomas Barry III
                         -------------------------------------
                           O. Thomas Barry III, Co-President

Date: November 17, 2005

By (Signature and Title)* /s/ G. Andrew Bjurman
                         -------------------------------------
                           G. Andrew Bjurman, Co-President

Date: November 29, 2005

By (Signature and Title)*/s/ M. David Cottrell
                         -------------------------------------
                           M. David Cottrell, Treasurer and CFO

Date: November 29, 2005



* Print the name and title of each signing officer under his or her signature.